TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes on Income [Line Items]
Tax benefit period	7 years
Tax-exempt period	2 years
Reduced tax rate period	5 years
Taxes on dividends paid	25.00%	25.00%
Change in corporate tax rate	25.00%	25.00%	25.00%	26.00%
Accumulated losses	$ 285,000	$ 273,000
Capital loss carry forward	62,000	61,000
Deferred income tax assets	90,000	87,000
Deferred tax asset increase	9,000
Statutory tax rate percentage	25.00%	24.00%	25.00%
Theoretical tax benefit	$ 1,600	$ 4,400	$ 6,000
Deferred tax asset valuation allowance		0.00%
2011 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	24.00%
2012 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	23.00%
2013 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	22.00%
2014 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	21.00%
2015 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	20.00%
2016 and Thereafter [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	18.00%